Investment in joint ventures and associates_Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Book value	₩ 806,360,000,000	₩ 361,766,000,000	₩ 417,051,000,000	$ 697,845	₩ 439,012,000,000
Kumho Tire Co Inc
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 1,065,421,000,000
Ownership			14.20%
Ownership portion of net assets			₩ 150,767,000,000
Basis difference			48,459,000,000
Impairment			(102,843,000,000)
Inter-company Transaction Amount In Associates And Joint Ventures			2,550,000,000
Book value		0	98,933,000,000		200,332,000,000
Woori Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 3,773,000,000	₩ 3,180,000,000	₩ 3,202,000,000
Ownership	4.90%	4.90%	4.90%
Ownership portion of net assets	₩ 186,000,000	₩ 157,000,000	₩ 158,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	0	0	0
Book value	186,000,000	157,000,000	158,000,000		145,000,000
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 66,566,000,000	₩ 66,009,000,000	₩ 56,181,000,000
Ownership	9.90%	9.90%	9.90%
Ownership portion of net assets	₩ 6,597,000,000	₩ 6,544,000,000	₩ 5,568,000,000
Basis difference	246,000,000	246,000,000	248,000,000
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	2,000,000	0	0
Book value	6,845,000,000	6,790,000,000	5,816,000,000		5,592,000,000
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 21,914,000,000	₩ 23,041,000,000	₩ 23,454,000,000
Ownership	15.00%	15.00%	15.00%
Ownership portion of net assets	₩ 3,287,000,000	₩ 3,456,000,000	₩ 3,519,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	0	0	0
Book value	3,287,000,000	3,456,000,000	3,519,000,000		3,376,000,000
Chin Hung International Inc.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 105,383,000,000	₩ 79,793,000,000	₩ 81,686,000,000
Ownership	25.30%	25.30%	25.30%
Ownership portion of net assets	₩ 26,646,000,000	₩ 20,192,000,000	₩ 20,671,000,000
Basis difference	24,565,000,000	24,565,000,000	24,565,000,000
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	(35,000,000)	(16,000,000)	(135,000,000)
Book value	51,176,000,000	44,741,000,000	45,101,000,000		43,032,000,000
Poonglim Industrial Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ (168,154,000,000)
Ownership			29.40%
Ownership portion of net assets			₩ (49,446,000,000)
Basis difference			54,542,000,000
Impairment			(20,504,000,000)
Inter-company Transaction Amount In Associates And Joint Ventures			15,408,000,000
Book value		0	0		0
STX Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 51,890,000,000
Ownership			19.70%
Ownership portion of net assets			₩ 10,232,000,000
Basis difference			24,614,000,000
Impairment			(27,904,000,000)
Inter-company Transaction Amount In Associates And Joint Ventures			5,000,000
Book value		0	6,947,000,000		0
Saman Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 26,022,000,000	₩ 27,805,000,000	₩ 28,506,000,000
Ownership	9.20%	9.20%	9.20%
Ownership portion of net assets	₩ 2,391,000,000	₩ 2,556,000,000	₩ 2,619,000,000
Basis difference	5,373,000,000	5,373,000,000	5,373,000,000
Impairment	6,915,000,000	(6,915,000,000)	(6,738,000,000)
Inter-company Transaction Amount In Associates And Joint Ventures	0	0	0
Book value	849,000,000	1,014,000,000	1,254,000,000		8,699,000,000
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 83,253,000,000	₩ 108,727,000,000	₩ 119,648,000,000
Ownership	23.10%	23.10%	23.10%
Ownership portion of net assets	₩ 19,215,000,000	₩ 25,091,000,000	₩ 27,611,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	(3,000,000)	0	0
Book value	19,212,000,000	25,091,000,000	27,611,000,000		13,118,000,000
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 72,425,000,000	₩ 73,219,000,000	₩ 32,435,000,000
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 14,485,000,000	₩ 14,644,000,000	₩ 6,487,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	656,000,000	656,000,000	353,000,000
Book value	15,141,000,000	15,300,000,000	6,840,000,000		1,800,000,000
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 215,800,000,000	₩ 290,597,000,000	₩ 243,149,000,000
Ownership	14.50%	14.10%	13.00%
Ownership portion of net assets	₩ 31,248,000,000	₩ 40,984,000,000	₩ 31,535,000,000
Basis difference	3,634,000,000	2,725,000,000	0
Impairment	3,634,000,000	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	6,000,000	0	200,000,000
Book value	31,254,000,000	43,709,000,000	31,735,000,000		₩ 30,442,000,000
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 13,821,000,000	₩ 14,451,000,000	₩ 14,660,000,000
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 2,764,000,000	₩ 2,890,000,000	₩ 2,932,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	0	0	0
Book value	2,764,000,000	2,890,000,000	2,932,000,000
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 13,292,000,000	₩ 10,800,000,000	₩ 11,828,000,000
Ownership	25.00%	25.00%	25.00%
Ownership portion of net assets	₩ 3,323,000,000	₩ 2,700,000,000	₩ 2,957,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	0	0	0
Book value	3,323,000,000	2,700,000,000	2,957,000,000
Well to Sea no.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 418,250,000,000	₩ 396,248,000,000	₩ 364,909,000,000
Ownership	50.00%	50.00%	50.00%
Ownership portion of net assets	₩ 209,041,000,000	₩ 198,027,000,000	₩ 182,366,000,000
Basis difference	0	0	0
Impairment	0	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	(18,000,000)	(634,000,000)	(57,000,000)
Book value	209,023,000,000	197,393,000,000	182,309,000,000
Partner One Value Up I Private Equity Fund [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 42,602,000,000	₩ 42,776,000,000
Ownership	23.30%	23.30%
Ownership portion of net assets	₩ 9,909,000,000	₩ 9,948,000,000
Basis difference	0	0
Impairment	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	(1,000,000)	0
Book value	9,908,000,000	9,948,000,000
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 20,517,000,000	₩ 20,443,000,000
Ownership	20.00%	20.00%
Ownership portion of net assets	₩ 4,103,000,000	₩ 4,089,000,000
Basis difference	0	0
Impairment	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	473,000,000	337,000,000
Book value	4,576,000,000	4,426,000,000
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 16,815,000,000	₩ 11,909,000,000
Ownership	25.00%	25.00%
Ownership portion of net assets	₩ 4,204,000,000	₩ 2,977,000,000
Basis difference	0	0
Impairment	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	171,000,000	48,000,000
Book value	4,375,000,000	3,025,000,000
Nomura-Rifa Private Real Estate Investment Trust No.17
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 4,019,000,000	₩ 3,758,000,000
Ownership		19.40%	25.00%
Ownership portion of net assets		₩ 780,000,000	₩ 939,000,000
Basis difference		0	0
Impairment		0	0
Inter-company Transaction Amount In Associates And Joint Ventures		7,000,000	0
Book value	0	787,000,000	₩ 939,000,000
Uri Hanhwa Eureka Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 41,714,000,000	₩ 42,151,000,000
Ownership	0.80%	0.80%
Ownership portion of net assets	₩ 342,000,000	₩ 339,000,000
Basis difference	0	0
Impairment	0	0
Inter-company Transaction Amount In Associates And Joint Ventures	0	0
Book value	342,000,000	₩ 339,000,000
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 37,022,000,000
Ownership	31.90%
Ownership portion of net assets	₩ 11,841,000,000
Basis difference	0
Impairment	0
Inter-company Transaction Amount In Associates And Joint Ventures	0
Book value	11,841,000,000
LOTTE CARD Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 2,047,220,000,000
Ownership	20.00%
Ownership portion of net assets	₩ 409,444,000,000
Basis difference	0
Impairment	0
Inter-company Transaction Amount In Associates And Joint Ventures	0
Book value	409,444,000,000
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 15,152,000,000
Ownership	38.40%
Ownership portion of net assets	₩ 5,813,000,000
Basis difference	0
Impairment	0
Inter-company Transaction Amount In Associates And Joint Ventures	233,000,000
Book value	6,046,000,000
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 6,498,000,000
Ownership	38.80%
Ownership portion of net assets	₩ 2,524,000,000
Basis difference	0
Impairment	0
Inter-company Transaction Amount In Associates And Joint Ventures	1,000,000
Book value	2,525,000,000
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 22,909,000,000
Ownership	47.80%
Ownership portion of net assets	₩ 10,952,000,000
Basis difference	0
Impairment	0
Inter-company Transaction Amount In Associates And Joint Ventures	0
Book value	10,952,000,000
Japanese Hotel Real Estate Private Equity Fund 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 16,555,000,000
Ownership	19.90%
Ownership portion of net assets	₩ 3,291,000,000
Basis difference	0
Impairment	0
Inter-company Transaction Amount In Associates And Joint Ventures	0
Book value	₩ 3,291,000,000